SHARE CAPITAL - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares
Disclosure of classes of share capital [abstract]
Balance, beginning of the year | Share	7,275,744	5,638,383
Balance, beginning of the year, weighted average exercise price | $ / shares	$ 13.19	$ 13.29
Granted | Share	1,881,297	3,107,500
Granted, weighted average exercise price | $ / shares	$ 9.15	$ 12.96
Exercised | Share	(337,500)	(609,623)
Exercised, weighted average exercise price | $ / shares	$ 8.42	$ 9.76
Cancelled or expired | Share	(1,453,289)	(860,516)
Cancelled or expired, weighted average exercise price | $ / shares	$ 13.51	$ 15.44
Balance, end of the year | Share	7,366,252	7,275,744
Balance, end of the year, weighted average exercise price | $ / shares	$ 12.32	$ 13.19